Intangible Assets	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Intangible Assets
Intangible assets are initially recorded at their acquisition cost, or fair value if acquired as part of a business combination, and amortized over their estimated useful lives. Increases to the gross amount of intangible assets during 2015 included expenditures to develop internal use software and increases due to business acquisitions, partially offset by the impact of foreign exchange rate adjustments.
Intangible assets consisted of the following:

	December 31, 2015			December 31, 2014
(in millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Database and credit files	$791.3	$(185.8)	$605.5	$801.3	$(135.8)	$665.5
Internal use software	628.5	(308.3)	320.2	580.0	(187.3)	392.7
Customer relationships	392.0	(66.4)	325.6	392.4	(46.0)	346.4
Trademarks, copyrights and patents	571.6	(53.9)	517.7	571.5	(37.9)	533.6
Noncompete and other agreements	2.0	(0.9)	1.1	2.2	(0.8)	1.4
Total intangible assets	$2,385.4	$(615.3)	$1,770.1	$2,347.4	$(407.8)	$1,939.6

All amortizable intangibles are amortized on a straight-line basis over their estimated useful lives. Database and credit files are generally amortized over a twelve- to fifteen-year period. Internal use software is amortized generally over three- to seven-year period. Customer relationships are amortized over a ten- to twenty-year period. Trademarks are generally amortized over a forty-year period. Copyrights, patents, noncompete and other agreements are amortized over varying periods based on their estimated economic life.
Amortization expense related to intangible assets for the years ended December 31, 2015, 2014 and 2013 was $218.1 million, $184.5 million and $142.8 million, respectively. Estimated future amortization expense related to intangible assets at December 31, 2015, is as follows:

(in millions)	Annual Amortization Expense
2016	$194.1
2017	162.3
2018	145.8
2019	116.9
2020	106.5
Thereafter	1,044.5
Total future amortization expense	$1,770.1